Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Loss for the period	$ (231,864)	$ (551,731)	$ (513,580)
Adjustments for non-cash items:
Gain on extinguishment of SARs liability	0	0	(4,803)
Share-listing expense	0	0	83,411
Long-term incentive plan expense	0	78	5,492
Depreciation and amortization	31,301	24,210	20,409
Impairment of other intangible assets	0	1,779	2,755
Impairment loss on investment in joint venture	0	21,519	0
Change in allowance for receivables	(946)	18,500	0
Change in inventory reserves	(3,483)	8,341	0
Share-based payments	7,626	18,033	10,317
Loss on disposal of property, plant and equipment	0	365	0
Loss on sale of interest in joint venture	2,970	0	0
Share of net loss of joint venture	0	7,153	2,590
Finance income	(80,145)	(4,823)	(2,549)
Finance costs	303,165	267,157	188,419
Exchange rate difference	(8,161)	5,183	(10,566)
Loss on extinguishment of financial liabilities	69,378	0	27,311
Income tax benefit	14,301	(99,318)	(38,067)
Operating cash flow before movement in working capital	104,142	(283,554)	(228,861)
Increase in inventories	(49,973)	(11,304)	(32,412)
(Increase) in trade receivables	(119,063)	(8,320)	(3,576)
Decrease / (increase) in receivables with related parties	20	881	(437)
(Increase) in contract assets	(45,192)	(17,393)	(9,218)
(Increase) in other assets	(7,125)	(802)	(17,194)
(Decrease) increase in trade and other payables	(13,695)	31,772	16,442
(Decrease) / increase in contract liabilities	(31,446)	35,396	19,396
(Decrease) / increase in liabilities with related parties	(7,871)	1,280	493
(Decrease) in other liabilities	(14,299)	(5,182)	(21,384)
Cash used in operations	(184,502)	(257,226)	(276,751)
Interest received	4,617	3,649	568
Interest paid	(54,921)	(57,254)	(35,372)
Income tax paid	(2,037)	(1,354)	(834)
Net cash used in operating activities	(236,843)	(312,185)	(312,389)
Cash flows from investing activities
Acquisition of property, plant and equipment	(53,661)	(33,234)	(37,880)
Disposal of property, plant and equipment	0	133	379
Acquisition of intangible assets	(3,339)	(13,239)	(11,122)
Restricted cash in connection with debt extinguishment	26,132	0	0
Restricted cash in connection with amended bond agreement	0	0	(14,914)
Proceeds from the sale in joint venture	12,000	0	0
Net cash generated from (used in) investing activities	(18,868)	(46,340)	(63,537)
Cash flows from financing activities
Repayments of borrowings	(749,082)	(99,367)	(34,714)
Repayments of principal portion of lease liabilities	(10,197)	(8,269)	(11,147)
Proceeds from new borrowings	896,263	278,831	193,678
Transaction cost from new borrowings	(4,236)	(9,004)	(12,102)
Gross proceeds from equity offering	150,451	136,879	0
Fees from equity offering	(5,812)	(4,141)	0
Proceeds from warrants	4,843	6,390	0
Stock options exercised	76	0	0
Gross proceeds from the PIPE Financing	0	0	174,930
Gross PIPE Financing fees paid	0	0	(5,562)
Proceeds from the Capital Reorganization	0	0	9,827
Proceeds from loans from related parties	24,500	0	160,000
Repayment of loans from related parties	(9,500)	0	(50,000)
Net cash generated from financing activities	297,306	301,319	424,910
Increase / (decrease) in cash and cash equivalents	41,595	(57,206)	48,984
Cash and cash equivalents at the beginning of the year	11,157	66,427	17,556
Effect of movements in exchange rates on cash held	(1,324)	1,936	(113)
Cash and cash equivalents at the end of the period	$ 51,428	$ 11,157	$ 66,427